Accounting Principles - Foreign currency transactions and Segment information (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) segment	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Accounting Principles
Amount of expenses denominated in foreign currency | €	€ 37.3	€ 46.8	€ 15.9
Foreign currency expenses as a percentage of operating expenses	33.00%	37.00%	21.00%
Number of operating segments | segment	1